Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical)	3 Months Ended
Mar. 30, 2019 shares
Successors [Member]
Sale of net of underwriting discounts and offering costs	28,000,000
Sale of private placement warrants shares	5,066,667
Forfeiture shares of Class B common stock by Sponsor	812,500
Forfeiture shares of Class B common stock by Sponsor	187,500
Shares subject to forfeiture	937,500